Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	9 Months Ended
Sep. 30, 2026 shares
Telesat Public shares
Total Telesat Public shares	15,202,449
Class A Common Shares [Member]
Telesat Public shares
Total Telesat Public shares	5,772,778
Class B Variable Voting Shares [Member]
Telesat Public shares
Total Telesat Public shares	9,429,671